UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21024

Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (54.8%)
$180,000	ABN Amro Securities LLC, (dated 09/30/14; proceeds $180,000,100; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 08/01/24 - 10/20/62; valued at $185,483,945)	0.02%		10/01/14	$180,000,000
25,000	Bank of Montreal, (dated 09/30/14; proceeds $25,000,007; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 01/01/18 - 06/01/43; valued at $25,750,035)	0.01		10/01/14	25,000,000
30,000	Bank of Nova Scotia, (dated 01/02/14; proceeds $30,051,708; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 12/01/26 - 09/20/44; valued at $30,915,580) (Demand 10/07/14)	0.17	(a)	01/02/15	30,000,000
50,000	Bank of Nova Scotia, (dated 01/03/14; proceeds $50,086,653; fully collateralized by various U.S. Government agency securities, 2.76% - 5.50% due 03/01/26 - 09/20/44; valued at $51,516,021) (Demand 10/07/14)	0.17	(a)	01/05/15	50,000,000
55,000	Bank of Nova Scotia, (dated 09/08/14; proceeds $55,122,681; fully collateralized by various U.S. Government agency securities, 2.22% - 6.00% due 03/01/26 - 09/20/44; valued at $56,675,707) (Demand 10/07/14)	0.22	(a)	09/08/15	55,000,000
20,000	Bank of Nova Scotia, (dated 08/04/14; proceeds $20,046,639; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 09/01/27 - 09/20/44; valued at $20,620,289) (Demand 10/07/14)	0.23	(a)	08/04/15	20,000,000
4,400	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $4,400,000; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 05/01/29 - 09/01/41; valued at $4,532,000)	0.00		10/01/14	4,400,000
10,000	Credit Agricole Corp., (dated 09/30/14; proceeds $10,000,003; fully collateralized by a U.S. Government agency security, 2.88% due 05/01/44, and a U.S. Government Obligation, 1.63% due 01/15/15; valued at $10,205,771)	0.01		10/01/14	10,000,000
50,000	ING Financial Markets LLC, (dated 05/27/14; proceeds $50,014,111; fully collateralized by various U.S. Government agency securities, 1.52% - 4.57% due 01/01/36 - 08/01/46; valued at $51,500,287)	0.08		10/01/14	50,000,000
137,000	Mizuho Securities USA, Inc., (dated 09/24/14; proceeds $137,001,598; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.33% due 10/03/14 - 06/20/28 and U.S. Government Obligations, 2.50% - 11.25% due 02/15/15 - 08/15/23; valued at $139,928,342)	0.06		10/01/14	137,000,000
17,000	RBC Capital Markets LLC, (dated 07/01/14; proceeds $17,003,910; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 07/01/24 - 09/20/44; valued at $17,510,000)	0.09		10/01/14	17,000,000

25,000	RBC Capital Markets LLC, (dated 07/03/14; proceeds $25,005,688; fully collateralized by various U.S. Government agency securities, 2.22% - 4.50% due 04/01/28 - 07/01/44; valued at $25,711,187)	0.09		10/02/14	25,000,000
47,000	RBC Capital Markets LLC, (dated 07/07/14; proceeds $47,015,667; fully collateralized by various U.S. Government agency securities, 2.25% - 4.50% due 03/01/26 - 07/01/44; valued at $48,391,129) (Demand 10/07/14)	0.10	(a)	11/04/14	47,000,000
25,000	RBC Capital Markets LLC, (dated 08/13/14; proceeds $25,011,382; fully collateralized by various U.S. Government agency securities, 1.32% - 5.00% due 05/01/27 - 09/01/44; valued at $25,750,001) (Demand 10/07/14)	0.11	(a)	01/09/15	25,000,000
20,000	RBC Capital Markets LLC, (dated 08/19/14; proceeds $20,009,167; fully collateralized by various U.S. Government agency securities, 1.93% - 6.00% due 07/01/28 - 08/20/44; valued at $20,600,000) (Demand 10/07/14)	0.11	(a)	01/16/15	20,000,000
15,000	RBC Capital Markets LLC, (dated 08/11/14; proceeds $15,008,950; fully collateralized by various U.S. Government agency securities, 2.20% - 5.00% due 07/01/28 - 07/01/44; valued at $15,450,000) (Demand 10/07/14)	0.12	(a)	02/06/15	15,000,000
190,000	RBS Securities, Inc., (dated 09/30/14; proceeds $190,000,000; fully collateralized by various U.S. Government Obligations, Zero Coupon due 11/15/14 - 05/15/44; valued at $193,801,901)	0.00		10/01/14	190,000,000
20,000	TD Securities USA LLC, (dated 09/25/14; proceeds $20,000,194; fully collateralized by various U.S. Government agency securities, 1.75% - 2.88% due 10/15/18 - 09/13/24, and U.S. Government Obligations, 0.88% - 2.25% due 04/15/17 - 07/31/21; valued at $20,447,666)	0.05		10/02/14	20,000,000
25,000	Wells Fargo Securities LLC, (dated 09/30/14; proceeds $25,000,243; fully collateralized by a U.S. Government agency security, 3.50% due 09/01/44; valued at $25,770,812)	0.05		10/07/14	25,000,000
20,000	Wells Fargo Securities LLC, (dated 09/24/14; proceeds $20,000,233; fully collateralized by a U.S. Government agency security, 3.50% due 09/01/44; valued at $20,556,650)	0.06		10/01/14	20,000,000
95,000	Wells Fargo Securities LLC, (dated 07/30/14; proceeds $95,024,014; fully collateralized by a U.S. Government agency security, 3.50% due 08/01/44; valued at $97,869,086)	0.10		10/29/14	95,000,000
	Total Repurchase Agreements (Cost $1,060,400,000)				1,060,400,000

		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)
	U.S. Agency Securities (43.5%)
	Federal Farm Credit Bank
4,000		0.01%		—	11/07/14	3,999,959
8,500		0.10	(a)	10/07/14	09/22/15	8,499,172
22,500		0.11	(a)	10/21/14	08/21/15	22,497,605
20,750		0.11	(a)	10/23/14	10/23/15	20,747,774

10,000		0.12	(a)	10/19/14	10/19/15	9,999,313
12,000		0.20	(a)	10/26/14	10/26/15	12,009,804
	Federal Home Loan Bank
27,000		0.01		—	10/08/14	26,999,974
17,000		0.01		—	10/15/14	16,999,934
91,000		0.01		—	10/17/14	90,999,596
70,000		0.01		—	10/22/14	69,999,796
69,000		0.01		—	10/24/14	68,999,647
9,000		0.02		—	11/12/14	8,999,790
11,000		0.07		—	10/29/14	10,999,435
10,000		0.07		—	11/26/14	9,998,849
10,000		0.08		—	11/14/14	9,998,989
10,000		0.09		—	10/08/14	9,999,997
13,000		0.09	(a)	10/20/14	11/20/14	12,999,822
25,000		0.09	(a)	10/26/14	11/26/14	24,999,142
15,000		0.09		—	01/22/15	15,001,327
15,000		0.09		—	01/23/15	15,001,327
7,500		0.10	(a)	10/17/14	11/17/14	7,499,853
10,000		0.10	(a)	10/21/14	11/21/14	9,999,787
42,000		0.10	(a)	10/19/14	12/19/14	41,999,080
10,000		0.10	(a)	10/20/14	11/20/15	9,997,693
22,000		0.11	(a)	10/17/14	11/17/14	22,000,593
20,000		0.11	(a)	10/17/14	02/17/15	20,000,000
26,000		0.11	(a)	10/23/14	02/23/15	25,998,947
62,000		0.11	(a)	10/07/14	12/07/15	61,987,006
18,500		0.11	(a)	10/22/14	12/22/15	18,496,561
8,000		0.11	(a)	10/25/14	01/25/16	7,998,147
15,000		0.12	(a)	10/14/14	10/14/15	14,999,214
25,000		0.12	(a)	10/24/14	12/24/15	24,991,210
20,000		0.13	(a)	11/28/14	08/28/15	20,000,032
25,000		0.22		—	10/24/14	25,002,189
5,000		0.88		—	12/12/14	5,007,945
	Federal Home Loan Mortgage Corporation
40,000		0.11	(a)	10/18/14	02/18/16	39,991,551
15,000		0.16	(a)	10/05/14	12/05/14	15,001,094
	Total U.S. Agency Securities (Cost $840,722,154)					840,722,154

	Total Investments (Cost $1,901,122,154) (c)			98.3%		1,901,122,154
	Other Assets in Excess of Liabilities			1.7		33,144,399
	Net Assets			100.0%		$1,934,266,553

(a)	Rate shown is the rate in effect at September 30, 2014.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Active Assets Institutional Government Securities Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$1,060,400,000	$—	$1,060,400,000
U.S. Agency Securities	—	840,722,154	—	840,722,154
Total Assets	$—	$1,901,122,154	$—	$1,901,122,154

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014